Contingencies	12 Months Ended
Dec. 31, 2023
Contingencies
Contingencies
20.	Contingencies
a)	Provision for contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

Liabilities	Civil	Labor	Total
As of December 31, 2020	2,050	12,389	14,439
Additions	4,694	7,964	12,658
Accrued interest	149	1,039	1,188
Payments	(2,669)	(5,184)	(7,853)
Reversals	(1,390)	(4,170)	(5,560)
As of December 31, 2021	2,834	12,038	14,872
Additions	2,699	4,843	7,542
Business combinations	549	11,961	12,510
Accrued interest	2	25	27
Payments	(60)	(846)	(906)
Reversals	(1,485)	(3,379)	(4,864)
As of December 31, 2022	4,539	24,642	29,181
Additions	13,024	13,103	26,127
Accrued interest	838	1,443	2,281
Payments	(7,571)	(4,660)	(12,231)
Reversals	(2,981)	(499)	(3,480)
As of December 31, 2023	7,849	34,029	41,878

The Company’s subsidiaries are parties to legal and administrative proceedings. These proceedings generally refer to legal and administrative disputes involving unions, employees, suppliers and students. Provisions are recorded for legal proceedings that represent probable loss. The assessment of the likelihood of loss includes an analysis of available evidence, including the opinion of internal and external legal counsel. Management believes that the provisions are sufficient and properly stated in the financial statements.

b)	Indemnification assets

Pursuant to the terms and conditions of the purchase and sale agreement described in note 4, the periods of responsibility for each party in relation to such claims, value limits, notification criteria and reciprocal indemnity were defined. The rights generated by the purchase and sale agreement are as follows:

Assets	Civil	Labor	Total
As of December 31, 2020	799	8,392	9,191
Additions	10	2,895	2,905
Accrued interest	60	575	635
Realized	(119)	(3,276)	(3,395)
Reversals	(155)	(557)	(712)
As of December 31, 2021	595	8,029	8,624
Additions	1,051	3,541	4,592
Accrued interest	501	833	1,334
Realized	(433)	(3,645)	(4,078)
Reversals	(174)	(445)	(619)
As of December 31, 2022	1,540	8,313	9,853
Additions	10,298	11,517	21,815
Accrued interest	13	110	123
Realized	(1,845)	(667)	(2,512)
Reversals	(653)	(200)	(853)
As of December 31, 2023	9,353	19,073	28,426

c)	Possible losses, not provided for in the balance sheet

No provision has been recorded for proceedings classified as possible losses, based on the opinion of the Company's legal counsel. The breakdown of existing contingencies as of December 31, 2023 and December 31, 2022 as follows:

Possible losses	December 31, 2023	December 31, 2022
Civil	14,939	23,210
Labor	37,051	28,284
Tax	67,799	59,916
Total	119,789	111,410

Civil proceedings classified as possible loss

As of December 31, 2023, the Company’s subsidiaries were subject to 1,452 (2022 – 1,263) civil claims. Most of the lawsuits are related to consumer claims, including discussions regarding undue collection of tuition fees and rates, delay in the issuance of certificates and diplomas, undue collection of tuition fees for students that have been grated scholarships and public financing and denial of enrollment in courses, among others.

Labor proceedings classified as possible loss

As of December 31, 2023, the Company’s subsidiaries were subject to 184 (2022 – 180) labor claims. Most of these claims are related to overtime, salary equalization, vacation payments and/or non-enjoyment of vacation periods, severance payments and termination fees, and indemnities based on Brazilian labor laws.

Tax proceedings classified as possible loss

As of December 31, 2023, the Company’s subsidiaries were subject to 6 (2022 – 5) tax claims. The Company has an outstanding tax administrative proceeding related to Tax Infraction Notice No. 000204.00/2017, issued by the Porto Alegre City Hall Municipal

Finance Department, in the total amount of R$ 28,024, corresponding to alleged Service Tax (ISS) debt, plus a 150% fine and late payment interest, for the period from January 2012 to June 2017.

The interpretation of the Porto Alegre City Hall Tax Authorities is that the educational services provided at a distance by the Company, from its headquarters in Indaial/SC, would be subject to ISS taxation in the City of Porto Alegre, where it maintains a digital education center. This interpretation is contested at an administrative level by the Company’s external law firm.

Liability for any payment of such debt shall be in accordance with the liability periods defined in accordance with the terms and conditions of the purchase and sale agreement described in note 19, and Sellers shall be liable for any debts relating to the period prior to the closing date of the acquisition (February 29, 2016).